Balances of Tax assets - Deferred and Tax liabilities - Deferred (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax assets:	R$ 37,640,297	R$ 37,981,698	R$ 30,295,062
Temporary differences	32,884,314	32,113,436	29,565,702
Tax loss carry forwards	4,755,983	5,693,104	367,120
Social contribution taxes 18%		175,158	362,240
Total deferred tax assets	37,640,297	37,981,698	30,295,062
Tax liabilities:	2,225,190	4,546,595	5,540,873
Excess depreciation of leased assets		166,903	148,839
Adjustment to fair value of trading securities and derivatives	2,225,190	4,379,692	5,392,034
Total deferred tax liabilities	R$ 2,225,190	R$ 4,546,595	R$ 5,540,873